Loans and ACL (Summary of the Primary Reason Loan Modifications Were Classified as TDRs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commercial | Commercial and industrial
Financing Receivable, Modifications [Line Items]
ALLL Impact	$ 3	$ 2	$ 4
Commercial | CRE-income producing properties
Financing Receivable, Modifications [Line Items]
ALLL Impact	0	0	0
Commercial | CRE-construction and development
Financing Receivable, Modifications [Line Items]
ALLL Impact	0	1	0
Commercial | Rate | Commercial and industrial
Financing Receivable, Modifications [Line Items]
TDRs	112	99	112
Commercial | Rate | CRE-income producing properties
Financing Receivable, Modifications [Line Items]
TDRs	21	9	18
Commercial | Rate | CRE-construction and development
Financing Receivable, Modifications [Line Items]
TDRs	7	8	25
Commercial | Structure | Commercial and industrial
Financing Receivable, Modifications [Line Items]
TDRs	128	45	48
Commercial | Structure | CRE-income producing properties
Financing Receivable, Modifications [Line Items]
TDRs	17	15	18
Commercial | Structure | CRE-construction and development
Financing Receivable, Modifications [Line Items]
TDRs	11	25	22
Retail | Direct retail lending
Financing Receivable, Modifications [Line Items]
ALLL Impact	0	4	6
Retail | Revolving credit
Financing Receivable, Modifications [Line Items]
ALLL Impact	4	4	4
Retail | Residential mortgage-nonguaranteed
Financing Receivable, Modifications [Line Items]
ALLL Impact	10	9	16
Retail | Residential mortgage-government guaranteed
Financing Receivable, Modifications [Line Items]
ALLL Impact	18	7	12
Retail | Sales finance
Financing Receivable, Modifications [Line Items]
ALLL Impact	0	1	3
Retail | Other lending subsidiaries
Financing Receivable, Modifications [Line Items]
ALLL Impact	21	17	17
Retail | Rate | Direct retail lending
Financing Receivable, Modifications [Line Items]
TDRs	19	16	32
Retail | Rate | Revolving credit
Financing Receivable, Modifications [Line Items]
TDRs	17	16	24
Retail | Rate | Residential mortgage-nonguaranteed
Financing Receivable, Modifications [Line Items]
TDRs	129	88	127
Retail | Rate | Residential mortgage-government guaranteed
Financing Receivable, Modifications [Line Items]
TDRs	335	189	282
Retail | Rate | Sales finance
Financing Receivable, Modifications [Line Items]
TDRs	0	0	1
Retail | Rate | Other lending subsidiaries
Financing Receivable, Modifications [Line Items]
TDRs	169	129	130
Retail | Structure | Direct retail lending
Financing Receivable, Modifications [Line Items]
TDRs	1	4	4
Retail | Structure | Revolving credit
Financing Receivable, Modifications [Line Items]
TDRs	0	0	0
Retail | Structure | Residential mortgage-nonguaranteed
Financing Receivable, Modifications [Line Items]
TDRs	54	37	36
Retail | Structure | Residential mortgage-government guaranteed
Financing Receivable, Modifications [Line Items]
TDRs	0	0	0
Retail | Structure | Sales finance
Financing Receivable, Modifications [Line Items]
TDRs	7	10	14
Retail | Structure | Other lending subsidiaries
Financing Receivable, Modifications [Line Items]
TDRs	$ 0	$ 0	$ 0